THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
December 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 98.5%

	Shares	Value
BUSINESS SERVICES — 7.2%
Visa Inc., Cl A (A)	5,109,983	$1,061,650,068

COMMUNICATION SERVICES — 7.8%
Match Group Inc.*	8,648,235	358,815,270
Netflix Inc.*	2,683,623	791,346,751
		1,150,162,021

CONSUMER DISCRETIONARY — 15.2%
Amazon.com Inc.*	4,179,201	351,052,884
Chipotle Mexican Grill Inc., Cl A*	477,242	662,168,503
Lululemon Athletica* (A)	1,343,645	430,476,985
Nike Inc., Cl B	6,746,814	789,444,706
		2,233,143,078
CONSUMER STAPLES — 5.7%
The Estée Lauder Companies Inc., Cl A	3,374,856	837,335,522

FINANCIALS — 10.1%
Blackstone Inc. (A)	6,067,037	450,113,475
CME Group Inc., Cl A	2,117,464	356,072,746
S&P Global Inc. (A)	2,016,655	675,458,426
		1,481,644,647
HEALTH CARE — 19.1%
Align Technology Inc.*	1,810,020	381,733,218
Danaher Corp.	3,015,467	800,365,251
Illumina Inc.*	3,446,290	696,839,838
Intuitive Surgical Inc.*	3,547,029	941,204,145
		2,820,142,452
INFORMATION TECHNOLOGY — 29.5%
Adobe Inc.*	2,101,502	707,218,468

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
December 31, 2022 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
ASML Holding NV	1,281,069	$699,976,101
Intuit Inc.	1,965,432	764,985,443
Microsoft Corp.	2,474,302	593,387,106
NVIDIA Corp.	5,912,791	864,095,277
ServiceNow Inc.*	1,822,400	707,583,248
		4,337,245,643
REAL ESTATE — 3.9%
American Tower Corp., Cl A ‡	2,743,801	581,301,680

TOTAL COMMON STOCK (Cost $9,877,009,332)		14,502,625,111

SHORT-TERM INVESTMENTS — 5.1%

Fidelity Institutional Money Market Funds - Government Portfolio,
Cl I, 4.014% (B)	288,233,756	288,233,756
Mount Vernon Liquid Assets Portfolio, LLC, 1.640% (B)(C)	459,764,031	459,764,031
TOTAL Short-Term Investments (Cost $747,997,787)		747,997,787

TOTAL INVESTMENTS — 103.6% (Cost $10,625,007,119)		$15,250,622,898

Percentages are based on Net Assets of $14,727,802,438.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $449,655,726.
(B)	The rate reported is the 7-day effective yield as of December 31, 2022.
(C)	This security was purchased with cash collateral held from securities on loan.

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
December 31, 2022 (Unaudited)

Cl — Class

LLC — Limited Liability Company

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

EMC-QH-001-3500

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